Dividends	12 Months Ended
Dec. 31, 2023
Dividends [Abstract]
Dividends	Dividends
During 2022, the Company declared and paid four quarterly consecutive dividends of $0.05 per common share totaling $24,142. During 2023, the Company declared and paid four quarterly consecutive dividends of $0.05 per common share totaling $22,678.

During 2021, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $4,595, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390. During 2022, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $2,356, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390. During 2023, the Company declared and paid four quarterly consecutive dividends of $0.50 per share of Series C Preferred Shares, totaling $1,610, and four quarterly consecutive dividends of $0.50 per share of Series D Preferred Shares, totaling $6,390.
During February 2021, Pinewood delivered a notice of redemption for all issued and outstanding Series A Preferred Shares, recorded as mezzanine equity (the "Mezzanine Equity"). Pinewood declared and paid a final preferred dividend totaling JPY8,395,328.00 equivalent to $79 comprised of a final dividend of JPY83,953.28 per share equivalent to $791.23 per share of Series A Preferred Shares for the period from January 1, 2021 to February 25, 2021.